Income Taxes	4 Months Ended
Sep. 30, 2018
Successor [Member]
Income Taxes

16.	Income taxes

NESR is a holding company incorporated in the British Virgin Islands which imposes a zero percent statutory corporate income tax rate. The Subsidiaries operate in multiple tax jurisdictions throughout the MENA and APAC regions. NPS is based in the Emirate of Dubai in the UAE where no federal taxation exists and operates in 12 countries, where statutory tax rates generally vary from 0% to 35%. GES is based in the Sultanate of Oman, which has a 15% statutory corporate income tax rate, and also operates in the Kingdom of Saudi Arabia, Algeria, Kuwait and Yemen.

The provision for income taxes is based on the tax laws and rates applicable in the jurisdictions in which we operate and earn income. For the Successor Period, the Company’s estimated effective tax rate was 19.5% based on estimated annual income from continuing operations before income taxes. For the Predecessor Period the Company’s effective tax rate was 7.3%.

For the Successor Period, the Company has not recorded deferred tax amounts related to the Business Combination purchase price allocation adjustments because the Company is in the process of allocating the value of its intangible assets to the various entities. Accordingly, the deferred tax impact, if any, related to the Business Combination purchase price allocation adjustments will be included in the financial statements for the year ending December 31, 2018.